Share Capital (Details 1) - $ / shares	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Disclosure of classes of share capital [line items]
Option Outstanding	265,000	500,000	500,000
Stock Options [Member]
Disclosure of classes of share capital [line items]
Option Outstanding	265,000	500,000	500,000	696,667
Stock Options [Member] | 17 March 2015 [Member]
Disclosure of classes of share capital [line items]
Expiry Date	Mar. 17, 2015
Exercise Price	$ 2.50
Option Outstanding
Stock Options [Member] | 08 December 2015 [Member]
Disclosure of classes of share capital [line items]
Expiry Date	Dec. 08, 2015
Exercise Price	$ 2.05
Option Outstanding
Stock Options [Member] | 07 May 2017 [Member]
Disclosure of classes of share capital [line items]
Expiry Date	May 07, 2017
Exercise Price	$ 1.50
Option Outstanding		180,000	180,000
Stock Options [Member] | 22 May 2017 [Member]
Disclosure of classes of share capital [line items]
Expiry Date	May 22, 2017
Exercise Price	$ 1.50
Option Outstanding		20,000	20,000
Stock Options [Member] | 11 October 2018 [Member]
Disclosure of classes of share capital [line items]
Expiry Date	Oct. 11, 2018
Exercise Price	$ 1.00
Option Outstanding	265,000	300,000	300,000